DEFERRED REVENUES (Details Textual) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Total Deferred Revenues as of Current Balance Sheet Date	$ 165,556
Deferred revenues - current	13,333	13,333
Deferred revenues	152,223	165,558
Advance payment received	$ 200,000